Employee Benefits (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of employee benefits expense [abstract]
Wages and salaries	R$ 1,650,587	R$ 1,521,811	R$ 1,337,002
Social security contributions	461,911	428,567	342,900
Profit sharing and annual bonuses	290,067	252,289	215,062
Expense from share-based payment transactions with employees	273,946	213,432	235,896
Total of employee benefits	R$ 2,676,511	R$ 2,416,099	R$ 2,130,860